Schedule of Derivative Instruments by Income Statement Location (Parenthetical) (Detail) (Commodity Contracts - Fuel)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Cost of goods sold and occupancy costs
Derivative Instruments, Gain (Loss) [Line Items]
Percentage of derivative loss recognized in earnings	60.00%	60.00%	60.00%
Operating and selling expenses
Derivative Instruments, Gain (Loss) [Line Items]
Percentage of derivative loss recognized in earnings	40.00%	40.00%	40.00%